Operations And Organization (Schedule Of Equity Interests (Details) - shares shares in Millions	Dec. 31, 2014	Oct. 05, 2012
Incentive Distribution Rights		100.00%
ETP [Member]
Incentive Distribution Rights	100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.	30.8
Regency [Member]
Incentive Distribution Rights		100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.	57.2
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.	31.4
Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.	50.2
Class F Units [Member] | Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.	6.3